Stockholders'/members' equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stockholders'/members' equity
Stockholders' equity
Class A and Class B common stock (after the corporate reorganization, see Note 1 - Organization and basis of presentation)
As of December 31, 2018, we had ADSs representing 42,559,884 Class A shares outstanding, 308,687,967 Class B shares outstanding. During the third quarter of 2017, the Founders exchanged their units in trivago GmbH for 110,791,880 Class B shares in trivago N.V. in connection with the merger of trivago GmbH with and into trivago N.V. Each Class B share is convertible into one Class A share at any time by the holder. During 2018, 11,112,001 Class B shares were converted into Class A shares.
Class A and Class B common stock has a par value of €0.06 and €0.60, respectively. The holder of our Class B shares, Expedia Group and Founders, are entitled to ten votes per share, and holders of our Class A shares are entitled to one vote per share. All other terms and preferences of Class A and Class B common stock are the same.
Reserves
Reserves primarily represents the effects of pushdown accounting applied due to the change in control in 2013 in addition to share premium as result of the corporate reorganization and IPO. See Note 1 - Organization and basis of presentation. Further effects to the Reserves are due to the merger of trivago GmbH with and into trivago N.V., exercises of employee stock options, and the effect of the Founders' conversion of Class B shares to Class A shares in 2018.
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income represents foreign currency translation adjustments for our subsidiaries in foreign locations. As of December 31, 2018, we do not expect to reclassify any amounts included in accumulated other comprehensive income (loss) into earnings during the next 12 months.
Contribution from Parent
The beginning contribution from Parent balance represents the pushdown of share-based compensation expense from Expedia Group. See Note 1 - Organization and basis of presentation, Note 10 - Share-based awards and other equity instruments and Note 17 - Related party transactions.
Dividends
In December 2016, trivago GmbH agreed to affect a one-time dividend payment in respect of fiscal year 2016. The dividend is in the amount of €0.5 million and was paid to shareholders of record prior to the IPO, resulting in a €0.2 million cash outflow to trivago N.V. in the year ended December 31, 2017.